UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) _____________

Commission File Number of securitizer: _____________

Central Index Key Number of securitizer: _____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

KEY COMMERCIAL MORTGAGE TRUST 2018-S1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor (if applicable): 0001753034

Central Index Key Number of issuing entity (if applicable): 0001753115

Central Index Key Number of underwriter (if applicable): N/A

Joe DeRoy, Jr. (913) 317-4230

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See attached Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 17, 2018, which was obtained by the addressee thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits.

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 17, 2018

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 17, 2018

Key Commercial Mortgage Securities LLC

/s/ Joe DeRoy, Jr.

Joe DeRoy, Jr., President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 17, 2018